Other Provisions - Provision for Silicosis Settlement - Narative (Details) - Provision raised for settlement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of other provisions [line items]
Discount rates	8.20%	9.30%	9.50%
Provisions, Nominal Amount	R 329